UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Chief Compliance Officer
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo, Stamford, CT, February 11, 2004

Report type (Check only one):
[ ]  13F HOLDINGS REPORT
[X]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:
Pier Capital, LLC

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

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